Investment in Associates (Tables)	6 Months Ended
Jun. 30, 2019
Investment in Associates
Schedule of movements in investment in associates

June 30, 2019
As of January 1, 2019	20,713
Additions	158
Share of profit of associates	558
Dividend declared	(428)
As of June 30, 2019	21,001